Consolidated Statement of Financial Position - EUR (€)	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Property, plant and equipment	€ 667,000	€ 223,678
Right of use assets	813,842	231,893
Deferred tax assets	474,347	387,529
Current assets
Current tax receivable	2,486,680	615,538
Receivables	457,834	423,486
Other current assets	5,747,025	5,580,704
Cash and cash equivalents	280,728,037	391,231,637
Total assets	291,374,765	398,694,465
Equity
Share capital	6,525,539	6,274,833
Share premium	623,641,380	615,811,986
Other reserves	39,711,103	27,894,796
Currency translation reserve	137,726	(14,584)
Accumulated loss	(402,255,007)	(265,918,628)
Total equity	267,760,741	384,048,403
Long term liabilities
Non-current lease liability	639,043	43,564
Current liabilities
Trade and other payables	4,562,900	2,909,725
Accrued liabilities	17,588,407	11,067,510
Current lease liability	222,427	195,341
Current tax payable	601,247	429,922
Total liabilities	23,614,024	14,646,062
Total equity and liabilities	€ 291,374,765	€ 398,694,465